Net interest income (Tables)	12 Months Ended
Dec. 31, 2022
Net interest income
Schedule of Net interest income

	2022	2021 (1)	2020 (1)
Continuing operations	£m	£m	£m
Balances at central banks and loans to banks - amortised cost	1,987	445	336
Loans to customers - amortised cost	10,085	8,536	8,892
Other financial assets	565	253	483
Interest receivable	12,637	9,234	9,711

Balances with banks	379	204	144
Customer deposits	785	556	911
Other financial liabilities	1,196	670	846
Subordinated liabilities	370	267	402
Internal funding of trading businesses	65	2	19
Interest payable	2,795	1,699	2,322
Net interest income	9,842	7,535	7,389

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.